Business Acquisitions - Schedule of Purchase Price of Each Transaction (Detail) - USD ($)	Dec. 01, 2016	Oct. 15, 2015	Jun. 15, 2015	Dec. 15, 2014	Jun. 30, 2014	Dec. 31, 2016	Dec. 31, 2015	Jun. 30, 2015
Less: Fair value of net assets acquired:
Deferred debt issuance						$ 4,000,000	$ 4,000,000
Goodwill						$ 0	$ 0	$ 0
Ingrid Knutsen [Member]
Business Acquisition [Line Items]
Purchase price		$ 12,863,000
Less: Fair value of net assets acquired:
Vessel and equipment		115,000,000
Cash		4,744,000
Inventories		144,000
Other current assets		188,000
Amounts due from related parties		1,000
Long-term debt		(84,275,000)
Long-term debt from related parties		(20,253,000)
Trade accounts payable		(94,000)
Accrued expenses		(1,555,000)
Prepaid charter and deferred revenue		(762,000)
Amount due to related parties		(275,000)
Subtotal		12,863,000
Difference between the purchase price and allocated values		$ 0
Dan Sabia [Member]
Business Acquisition [Line Items]
Purchase price			$ 41,186,000	$ 41,186,000
Less: Fair value of net assets acquired:
Vessel and equipment			103,389,000
Cash			4,343,000
Other current assets			25,000
Amounts due from related parties			935,000
Long-term debt			(64,470,000)
Derivatives liabilities			(802,000)
Trade accounts payable			(4,000)
Accrued expenses			(335,000)
Prepaid charter and deferred revenue			(442,000)
Amount due to related parties			(1,453,000)
Subtotal			41,186,000
Difference between the purchase price and allocated values			$ 0
Dan Cisne [Member]
Business Acquisition [Line Items]
Purchase price				18,230,000
Less: Fair value of net assets acquired:
Vessel and equipment				103,400,000
Cash				1,574,000
Long-term debt				(82,164,000)
Derivatives liabilities				(968,000)
Trade accounts payable				(35,000)
Accrued expenses				(825,000)
Amount due to related parties				(2,752,000)
Subtotal				18,230,000
Difference between the purchase price and allocated values				$ 0
Hilda Knutsen and Torill Knutsen [Member]
Business Acquisition [Line Items]
Purchase price					$ 114,293,000
Less: Fair value of net assets acquired:
Vessel and equipment					335,000,000
Cash					8,997,000
Inventories					395,000
Other current assets					1,939,000
Amounts due from related parties					4,000
Long-term debt					(221,812,000)
Other long-term liabilities					(4,774,000)
Derivatives liabilities					(348,000)
Trade accounts payable					(390,000)
Accrued expenses					(1,360,000)
Prepaid charter and deferred revenue					(1,487,000)
Amount due to related parties					(2,338,000)
Subtotal					113,826,000
Difference between the purchase price and fair value of net assets acquired					467,000
Goodwill					467,000
Difference between the purchase price and allocated values					$ 0
Raquel Knutsen [Member]
Business Acquisition [Line Items]
Purchase price	$ 20,252,000
Less: Fair value of net assets acquired:
Vessel and equipment	116,751,000
Cash	7,146,000
Inventories	307,000
Other current assets	183,000
Amounts due from related parties	59,000
Long-term debt	(79,950,000)
Long-term debt from related parties	(24,019,000)
Deferred debt issuance	1,059,000
Derivatives liabilities	207,000
Trade accounts payable	(167,000)
Accrued expenses	(1,179,000)
Amount due to related parties	(145,000)
Subtotal	20,252,000
Difference between the purchase price and allocated values	$ 0